Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense recognized for share-based awards
	For the Year Ended December 31,
	2016	2017	2018
Share-based compensation expense related to
Sogou share-based awards	$12,049	$23,037	$14,116
Sohu share-based awards	49	4	—
Tencent share-based awards	763	682	88
Total	$12,861	$23,723	$14,204

Sogou 2010 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Categories of Share Options
	Contractually Granted	Granted (For Purposes of Share-based Compensation Expense)	Vested and Exercisable	Exercised
Performance-based options	29,687	27,199	27,060	26,592
Service-based options	1,674	1,674	486	156
IPO-based options	7,250	7,250	2,930	2,930
Total	38,611	36,123	30,476	29,678

Share option activity
	Number of Shares (In thousands)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (1)
Outstanding as of January 1, 2018	9,753	$0.462	5.56
Granted	1,704	0.001
Exercised	(4,515)	0.399
Forfeited/Expired	(497)	0.001
Outstanding as of December 31, 2018	6,445	$0.419	5.29	$31,137
Vested as of December 31, 2018 and expected to vest thereafter	6,059	$0.446	5.10	$29,109
Exercisable as of December 31, 2018	798	$0.001	7.15	$4,188

(1) The aggregate intrinsic value in the preceding table represents the difference between the closing price of Sogou Class A Ordinary Shares of $5.25 on the last trading day in 2018 and the exercise price of the options.

Share option assumptions
	2016	2017	2018
Average risk-free interest rate	1.90% ~ 2.77%	2.14% ~ 3.00%	3.36% ~ 3.51%
Exercise multiple	2 ~ 3	2 ~ 3	2
Expected forfeiture rate (post-vesting)	0% ~ 12%	0% ~ 12%	12%
Weighted average expected option life	7	7	9
Volatility rate	43% ~ 50%	39% ~ 47%	40% ~ 46%
Dividend yield	0%	0%	0%
Weighted average fair value of share options	3.26	10.35	12.26

Sogou 2017 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Categories of Share Options
	Contractually Granted	Granted (For Purposes of Share-based Compensation Expense)	Vested and Exercisable	Exercised
Performance-based options	70	—	—	—
Service-based options	730	730	—	—
Total	800	730	—	—

Share option activity
	Number of Shares (In thousands)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (1)
Outstanding as of January 1, 2018	—	$—	—
Granted	767	0.001
Exercised	—	—
Forfeited/Expired	(37)	0.001
Outstanding as of December 31, 2018	730	$0.001	9.57	$3,829
Vested as of December 31, 2018 and expected to vest thereafter	544	$0.001	9.57	$2,857
Exercisable as of December 31, 2018	—	$—	—	$—

(1) The aggregate intrinsic value in the preceding table represents the difference between the closing price of Sogou Class A Ordinary Shares of $5.25 on the last trading day in 2018 and the exercise prices of the options.

Share option assumptions
2018
Average risk-free interest rate	3.41% ~ 3.95%
Exercise multiple	2
Expected forfeiture rate (post-vesting)	12%
Weighted average expected option life	10
Volatility rate	40% ~ 46%
Dividend yield	0%
Weighted average fair value of share options	10.09

Sohu Management Sogou Share Option Arrangement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Categories of Share Options
	Contractually Granted	Granted (For Purposes of Share-based Compensation Expense)	Vested and Exercisable	Exercised
Performance-based options	8,290	8,290	8,290	8,290
Service-based options	15	15	15	6
Total	8,305	8,305	8,305	8,296

Share option activity
	Number of Shares (In thousands)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (1)
Outstanding as of January 1, 2018	9	$0.001	7.38
Granted	—
Exercised	—
Forfeited/Expired	—
Outstanding as of December 31, 2018	9	$0.001	6.38	$47
Vested as of December 31, 2018 and expected to vest thereafter	9	$0.001	6.38	$47
Exercisable as of December 31, 2018	9	$0.001	6.38	$47

(1) The aggregate intrinsic value in the preceding table represents the difference between the closing price of Sogou Class A Ordinary Shares of $5.25 on the last trading day in 2018 and the exercise price of the options.

Share option assumptions
2016
Average risk-free interest rate	2.01% ~ 2.15%
Exercise multiple	2 ~ 3
Expected forfeiture rate (post-vesting)	0%
Weighted average expected option life	6
Volatility rate	43% ~ 47%
Dividend yield	0%
Weighted average fair value of share options	3.02